CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Investment Income
Interest income	$ 630	$ 896
PIK interest income	63	8
Fee income	2	17
Total investment income	695	921
Operating Expenses
Management fee	123	255
Administrative services	22	(13)
Custody services	8	10
Trustees fees	49	68
Related party reimbursements	90	102
Professional services fees	112	61
Other expenses	115	69
Total expenses	519	552
Net investment income	176	369
Net realized gains (losses) on:
Investments	67	(74)
Foreign currency forward contracts		111
Foreign currency transactions		(36)
Net realized gains	67	1
Net change in unrealized appreciation (depreciation) on:
Investments	405	106
Foreign currency forward contracts		(78)
Foreign currency transactions		4
Net change in unrealized appreciation	405	32
Net realized and unrealized gains	472	33
Net increase in net assets resulting from operations	$ 648	$ 402
Per Common Share information:
Net investment income per Common Share outstanding - basic and diluted	$ 0.01	$ 0.01
Earnings (loss) per Common Share outstanding - basic	0.03	0.02
Earnings (loss) per Common Share outstanding - diluted	$ 0.03	$ 0.02
Weighted average Common Shares outstanding - basic	25,594,125	25,594,125
Weighted average Common Shares outstanding - diluted	25,594,125	25,594,125
Distribution per Common Share outstanding		$ 0.68